Trade Receivables	6 Months Ended
Jun. 30, 2021
Trade And Other Receivables [Abstract]
Trade Receivables

9. TRADE RECEIVABLES

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Trade receivables	75,000	15,000
Less: Impairment of trade receivables	(22)	—
	74,978	15,000

The Group’s trading terms with its customers are mainly on credit. The credit period is 30 to 90 days. The Group seeks to maintain strict control over its outstanding receivables and overdue balances are reviewed regularly by management. Trade receivables are non-interest-bearing. The Group has concentration of credit risk as 100% of trade receivables were due from one single customer under a license and collaboration agreement as at June 30, 2021.

Movements in the loss allowance for impairment of trade receivables were as follows:

Total
US$’000
At January 1, 2020	9
Impairment losses reversed	(9)
Impairment losses recognised	22
At December 31, 2020	22
At January 1, 2021	22
Impairment losses reversed	(22)
Impairment losses recognised	—
At June 30, 2021 (Unaudited)	—